Restatement of Previously Issued Consolidated Financial Statements - Summary of Impact of Restatement on Consolidated Financial Statement (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended			6 Months Ended	9 Months Ended
		Feb. 28, 2021	Dec. 31, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021	Feb. 11, 2021	Oct. 28, 2020
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Common stock subject to possible redemption					$ 345,000,000	$ 345,000,000	$ 345,000,000		$ 345,000,000
Additional paid-in capital					1,362,100		1,362,100
Accumulated deficit			$ (20)	$ (26,774,667)	(35,429,470)	(25,150,605)	(35,429,470)	$ (26,774,667)	(33,929,966)
Total stockholders' (deficit) equity			$ 24,980	(25,411,704)	(34,066,507)	(25,149,742)	(34,066,507)	(25,411,704)	(33,929,103)	$ 0
Weighted Average Number of Shares Outstanding, Basic and Diluted	[1]		7,500,000
Earnings Per Share, Basic and Diluted			$ 0.00
Offering costs		$ (18,855,685)
Share-based compensation and offering costs on Founder Shares issued to related party and directors					2,647,500		$ 2,647,500
Accretion of Class A Common Stock to redemption value (as restated)					$ (1,285,400)	$ (33,244,721)
Common Class A [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Common stock subject to possible redemption				345,000,000				345,000,000
Stockholders' equity (deficit) Class A common stock - $0.0001 par value				$ 0				$ 0
ClassA Common Stock Subject To Possible Redemption [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Weighted Average Number of Shares Outstanding, Basic and Diluted					34,500,000	18,783,333	26,685,083
Earnings Per Share, Basic and Diluted					$ (0.24)	$ 0.30	$ (0.06)
Accretion of Class A Common Stock to redemption value (as restated)					$ (1,285,400)	$ (33,244,721)	$ (34,530,121)
Class A And B Non Redeemable Common Stock [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Earnings Per Share, Basic and Diluted					$ 0.00	$ 0.00	$ 0.00
Class B Non Redeemable Common Stock [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Weighted Average Number of Shares Outstanding, Basic and Diluted				8,625,000	8,625,000	8,112,500	8,370,166	8,456,044
Earnings Per Share, Basic and Diluted				$ 0.20	$ (0.24)	$ 0.30	$ (0.06)	$ 0.17
Previously Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Common stock subject to possible redemption					$ 305,933,489	$ 314,850,250	$ 305,933,489		306,070,895
Stockholders' equity (deficit) Class A common stock - $0.0001 par value					391	301	391
Additional paid-in capital					10,278,770		10,278,770		5,749,492
Accumulated deficit					(5,280,021)	4,998,844	(5,280,021)		(750,742)
Total stockholders' (deficit) equity					5,000,003	5,000,008	5,000,003		5,000,002
Sale of Units in initial public offering, less fair value of public warrants						332,119,425	332,119,425
Offering costs					(35,641)	(18,855,685)	(18,891,326)
Forward purchase agreement						(1,508,461)	(1,508,461)
Share-based compensation and offering costs on Founder Shares issued to related party and directors					1,397,741		1,397,741
Change in value of common stock subject to possible redemption					$ 8,916,760		8,916,760
Common stock subject to possible redemption						$ (314,850,250)	$ (314,850,250)
Previously Reported [Member] | Common Class A [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Stockholders' equity (deficit) Class A common stock - $0.0001 par value									389
Previously Reported [Member] | ClassA Common Stock Subject To Possible Redemption [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Weighted Average Number of Shares Outstanding, Basic and Diluted					31,475,333	30,625,007	31,177,650
Earnings Per Share, Basic and Diluted					$ 0.00	$ 0.00	$ 0.00
Previously Reported [Member] | Class A And B Non Redeemable Common Stock [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Weighted Average Number of Shares Outstanding, Basic and Diluted					11,649,667	10,754,314	11,692,516
Earnings Per Share, Basic and Diluted					$ (0.88)	$ 0.74	$ (0.19)
Previously Reported [Member] | Class B Non Redeemable Common Stock [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Earnings Per Share, Basic and Diluted					$ 0.00	$ 0.00	$ 0.00
Revision of Prior Period, Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Common stock subject to possible redemption					$ 39,066,511	$ 30,149,750	$ 39,066,511		38,929,105
Stockholders' equity (deficit) Class A common stock - $0.0001 par value					(391)	(301)	(391)
Additional paid-in capital					(8,916,670)		(8,916,670)		(5,749,492)
Accumulated deficit					(30,149,451)	(30,149,449)	(30,149,451)		(33,179,224)
Total stockholders' (deficit) equity					(39,066,512)	(30,149,750)	(39,066,512)		(38,929,105)
Sale of Units in initial public offering, less fair value of public warrants						(332,119,425)	(332,119,425)
Offering costs					35,641	18,855,685	18,891,326
Forward purchase agreement						1,508,461	1,508,461
Share-based compensation and offering costs on Founder Shares issued to related party and directors					1,249,759		1,249,759
Change in value of common stock subject to possible redemption					$ (8,916,760)		(8,916,760)
Common stock subject to possible redemption						$ 314,850,250	$ 314,850,250
Revision of Prior Period, Adjustment [Member] | Common Class A [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Stockholders' equity (deficit) Class A common stock - $0.0001 par value									$ (389)
Revision of Prior Period, Adjustment [Member] | ClassA Common Stock Subject To Possible Redemption [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Weighted Average Number of Shares Outstanding, Basic and Diluted					3,024,667	(11,841,674)	(4,492,567)
Earnings Per Share, Basic and Diluted					$ (0.24)	$ 0.30	$ (0.06)
Accretion of Class A Common Stock to redemption value (as restated)					$ (1,285,400)	$ (33,244,721)	$ (34,530,121)
Revision of Prior Period, Adjustment [Member] | Class A And B Non Redeemable Common Stock [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Weighted Average Number of Shares Outstanding, Basic and Diluted					(11,649,667)	(10,754,314)	(11,692,516)
Earnings Per Share, Basic and Diluted					$ 0.88	$ (0.74)	$ 0.19
Revision of Prior Period, Adjustment [Member] | Class B Non Redeemable Common Stock [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Weighted Average Number of Shares Outstanding, Basic and Diluted						8,112,500	8,370,166
Earnings Per Share, Basic and Diluted					$ (0.24)	$ 0.30	$ (0.06)

[1]	This number excludes an aggregate of up to 1,125,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5).